Shareholder Report, Average Annual Return (Details)	4 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000142756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LSV U.S. Managed Volatility Fund, Institutional Class Shares
C000142757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LSV U.S. Managed Volatility Fund, Investor Class Shares
Without Sales Load [Member] | C000142756
Average Annual Return [Line Items]
Average Annual Return, Percent		26.21%	7.06%	7.88%
Without Sales Load [Member] | C000142757
Average Annual Return [Line Items]
Average Annual Return, Percent		25.94%	6.81%	7.64%
S&P 500 Index (Gross) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (Gross) (TR)
Average Annual Return, Percent		38.02%	15.27%	13.00%
S&P 500 Index (Gross) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (Gross) (TR)
Average Annual Return, Percent		38.02%	15.27%	13.00%